Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	10,458,767	10,542,547
Common stock, shares outstanding	10,458,767	10,542,547
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	303,631	403,631
Preferred stock, shares outstanding	303,631	403,631